Note 11 - Borrowings - Long-term Borrowing (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Long-term installment payable at various dates through calendar 2021, Interest is payable at fixed rates, The weighted-average rates were 0.438% at March 31, 2017.	¥ 8,500,000
Less current portion
Long-term borrowings, less current portion	¥ 8,500,000